Loan Principal and Financing Service Fee Receivables - Summary of Movement of Allowance for Loan Principal and Financing Service Fee Receivables (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	¥ 519,254,006	$ 75,522,363	¥ 105,113,739
Additions	1,143,414,087	166,302,682	605,163,716
Charge-offs	(1,077,332,892)	(156,691,571)	(191,023,449)
Balance at the end of the year	585,335,201	$ 85,133,474	519,254,006
Evaluated for impairment on a portfolio basis	585,335,201		519,254,006	$ 85,133,474
Loan Principal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	506,296,690		103,111,134
Additions	1,139,260,526		594,209,005
Charge-offs	(1,077,332,892)		(191,023,449)
Balance at the end of the year	568,224,324		506,296,690
Evaluated for impairment on a portfolio basis	568,224,324		506,296,690
Financing Service Fee Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	12,957,316		2,002,605
Additions	4,153,561		10,954,711
Balance at the end of the year	17,110,877		12,957,316
Evaluated for impairment on a portfolio basis	¥ 17,110,877		¥ 12,957,316